INCOME TAXES - Components of Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Current:
State and Local						$ 10	$ 66
Total Current Tax Expense						10	66
Deferred:
Federal					$ 129	(597)	12,509
State and Local					32	(191)	1,513
Total Deferred Tax Expense / (Benefit)			$ 14,875	$ 570	147	(789)	14,022
Total Income Tax Expense / (Benefit)	$ 9,468	$ (1,898)	$ 14,875	$ 547	$ 161	$ (778)	$ 14,088